Discontinued Operations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Discontinued operations
4.	Discontinued operations

Disposition of the VIEs and the VIEs’ subsidiaries

On November 22, 2022, the Group terminated all of its English language training (ELT) business-related VIE contracts for nil consideration and disposed of its Chinese ELT-related business.

From November 23, 2022, the Group no longer retained any financial interest over ELT business related VIEs and accordingly deconsolidated ELT business related VIEs’ financial statements from the Group’s consolidated financial statements. The disposal of ELT business related VIEs represented a strategic shift and has a major effect on the Group’s result of operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to ELT business related VIEs have been reclassified in the consolidated financial statements as discontinued operations for the years ended December 31, 2020, 2021 and 2022.

In November 22, 2022, the Group calculated a loss resulting from such disposition as follows:

As of November 22, 2022
RMB’000
Consideration	-

Cash and cash equivalents	5,376
Contract assets	3,845
Accounts receivable	42,716
Other contract costs, Current	8,221
Prepayments and other current assets	47,961
Amounts due from related parties	5,560
Prepaid income tax	14,243
Restricted cash	12,100
Other contract costs, non-current	16,388
Equity method investments	27,564
Property and equipment, net	11,051
Intangible assets, net	11,598
Deferred tax assets	42,449
Goodwill	192,962
Right-of-use assets	43,353
Other non-current assets	16,050
Accounts payable	(15,019)
Deferred revenue, current	(130,704)
Salary and welfare payable	(9,408)
Financial liabilities from contracts with customers	(267,796)
Accrued expenses and other payables	(49,525)
Income taxes payable	(135)
Current lease liabilities	(17,902)
Amounts due to related parties	(22,232)
Deferred revenue, non-current	(30,852)
Deferred tax liabilities	(858)
Non-current tax payable	(34,265)
Lease liabilities	(15,504)

Net assets of ELT business related VIEs	(92,763)
Non-controlling interest of ELT business related VIEs	18,035
Less: Net assets of ELT business related VIEs contributable to the Company	(74,728)
Gain on disposal of ELT business related VIEs	74,728

The assets and liabilities for discontinued operations of ELT business related VIEs comprised the following items as of December 31, 2021:

As of December 31, 2021
RMB’000
Current assets for discontinued operations	-
Contract assets	5,323
Accounts receivable	44,291
Other contract costs, Current	32,241
Prepayments and other current assets	38,600
Amounts due from related parties	7,265
Prepaid income tax	14,479
Total	142,199

Non-current assets for discontinued operations
Other contract costs, non-current	11,149
Equity method investments	24,403
Property and equipment, net	85,803
Intangible assets, net	14,675
Deferred tax assets	25,991
Goodwill	192,962
Right-of-use assets	105,551
Other non-current assets	26,254
Total	486,788

Current liabilities for discontinued operations
Accounts payable	16,164
Bank loans	6,000
Deferred revenue, current	213,006
Salary and welfare payable	27,404
Financial liabilities from contracts with customers	337,932
Accrued expenses and other payables	36,575
Income taxes payable	195
Current lease liabilities	35,817
Amounts due to related parties	11,256
Total	684,349

Non-current liabilities for discontinued operations
Deferred revenue, non-current	35,546
Deferred tax liabilities	4,433
Non current tax payable	34,137
Lease liabilities	59,824
Total	133,940

The condensed cash flows of all the VIEs and their subsidiaries were as follows for the years ended December 31, 2020, 2021 and 2022:

	Years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(164,268)	(375,922)	(254,847)
Net cash (used in)/generated from investing activities	(54)	(2,685)	57,751
Net cash (used in)/generated from financing activities	91,241	371,637	(13,059)

The operating results from discontinued operations included in the Group’s consolidated statements of comprehensive loss were as follows for the years ended December 31, 2020, 2021 and 2022.

	Years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Major classes of line items constituting pre-tax profit of discontinued operations
Revenue	897,035	728,996	317,844
Cost of sales	(607,077)	(483,701)	(191,735)
Sales and marketing	(310,433)	(250,850)	(78,839)
General and administrative	(340,277)	(334,693)	(93,124)
Research and development expenses	(31,878)	(18,413)	(6,817)
Other expense that are not major	(2,558)	(35,773)	10,968
Loss from discontinued operations, before income tax	(395,188)	(394,434)	(41,703)
Income tax expense	(5,803)	20,239	(817)
Loss from discontinued operations, net of income tax	(400,991)	(374,195)	(42,520)
Gain on deconsolidation of the subsidiary, net of income tax	-	-	74,728
Net loss from discontinued operations, net of income tax	(400,991)	(374,195)	32,208